Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock
Percentage of stock dividend	4.00%		4.00%
Surplus
Percentage of stock dividend	4.00%		4.00%
Retained Earnings
Cash dividend, per share	$ 0.73	$ 0.73	$ 0.70
Percentage of stock dividend	4.00%		4.00%